                                                                    Exhibit 99.1

EXHIBIT C

CLASS A CUSIP #00761HAG6
CLASS B CUSIP #00761HAH4
CLASS C CUSIP #00761HAJ0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2001-A
                           PERIOD ENDING JULY 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of August 21, 2006 and with respect to the performance of the Trust during the Monthly Period of July 1, 2006 through July 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is August 18, 2006.

The Determination Date with respect to the current calendar month is August 10, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August    Included in Exhibit 4.1 to the Form 8-K
1, 2000.                                filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Master           Included in Exhibit 4.1 to the Form 8-K
Indenture, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Series 2001-A Indenture Supplement,     Included in Exhibit 4.1 to the Form 8-K
dated as of April 1, 2001.              filed with the SEC on April 24, 2001 by
                                        Advanta Business Receivables Corp.

Transfer and Servicing Agreement        Included in Exhibit 4.3 to the Form 8-K
("TSA"), dated as of August 1, 2000.    filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as    Included in Exhibit 4.3 to the Form 8-K
of May 9, 2006.                         filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Trust Agreement, dated as of August     Included in Exhibit 4.4 to the Form 8-K
1, 2000.                                filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Trust            Included in Exhibit 4.2 to the Form 8-K
Agreement, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                            Total
                          amount of
                          principal
                         to be paid   Per $1,000
                         ----------   ----------
1. Class A Noteholders       $--          --
2. Class B Noteholders       $--          --
3. Class C Noteholders       $--          --
4. Class D Noteholders       $--          --

II. Information regarding the current monthly interest distribution to the Noteholders

                          Total amount
                          of interest      Per
                           to be paid     $1,000
                         -------------   -------
1. Class A Noteholders   $1,211,334.40   5.04723
2. Class B Noteholders   $  157,779.29   5.53612
3. Class C Noteholders   $  129,325.09   6.15834
4. Class D Noteholders   $   96,862.55   9.22500

III. Information regarding the total monthly distribution to the Noteholders

                          Total amount     Per
                           to be paid     $1,000
                         -------------   -------
1. Class A Noteholders   $1,211,334.40   5.04723
2. Class B Noteholders   $  157,779.29   5.53612
3. Class C Noteholders   $  129,325.09   6.15834
4. Class D Noteholders   $   96,862.55   9.22500

IV. Information regarding the performance of the Advanta Business Card Master Trust

   1.   The aggregate amount of such Collections with respect to
        Principal Receivables for the Monthly Period preceding
        such Payment Date .......................................             $  910,515,779.81
                                                                              -----------------
   2.   The aggregate amount of such Collections with respect to
        Finance Charge and Administrative Receivables for the
        Monthly Period preceding such Payment Date ..............             $   69,099,447.82
                                                                              -----------------
   2a.  Interchange for the Monthly Period preceding such Payment
        Date (included in the amount shown above on line item
        IV. 2. ) ................................................             $   16,299,168.26
                                                                              -----------------
   2b.  Recoveries for the Monthly Period preceding such Payment
        Date (included in the amount shown above on line item
        IV. 2.) .................................................             $    1,152,253.47
                                                                              -----------------
   3.   The Defaulted Amount for the preceding Monthly Period ...             $   14,762,773.40
                                                                              -----------------
   4.   The annualized percentage equivalent of a fraction, the
        numerator of which is the Defaulted Amount less
        Recoveries for the preceding Monthly Period, and the
        denominator is the average Receivables for the preceding
        Monthly Period ..........................................                          3.84%
                                                                              -----------------
   5.   The total amount of Principal Receivables in the Trust at
        the beginning of the preceding Monthly Period ...........             $4,158,153,555.78
                                                                              -----------------
   6.   The total amount of Principal Receivables in the Trust as
        of the last day of the preceding Monthly Period .........             $4,222,214,291.17
                                                                              -----------------
   7.   The total amount of Finance Charge and Administrative
        Receivables in the Trust at the beginning of the
        preceding Monthly Period ................................             $   59,834,345.32
                                                                              -----------------
   8.   The total amount of Finance Charge and Administrative
        Receivables in the Trust as of the last day of the
        preceding Monthly Period ................................             $   59,776,168.01
                                                                              -----------------
   9.   The aggregated Adjusted Invested Amounts of all Series of
        Notes outstanding as of the last day of the preceding
        Monthly Period ..........................................             $3,326,718,346.00
                                                                              -----------------
   10.  The Transferor Interest as of the last day of the
        preceding Monthly Period ................................             $  895,495,945.17
                                                                              -----------------
   11.  The transferor percentage as of the last day of the
        preceding Monthly Period ................................                         21.21%
                                                                              -----------------
   12.  The Required Transferor Percentage ......................                          6.00%
                                                                              -----------------
   13.  The Required Transferor Interest ........................             $  253,332,857.47
                                                                              -----------------
   14.  The monthly principal payment rate for the preceding
        Monthly Period ..........................................                         21.90%
                                                                              -----------------
   15   The balance in the Excess Funding Account as of the
        last day of the preceding Monthly Period ................             $              --
                                                                              -----------------

   16. The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly Period preceding such Payment Date:

                                                Percentage
                                                 of Total       Aggregate
                                               Receivables   Account Balance
                                               -----------   ---------------
(a) Delinquent between 30 days and 59 days         0.79%     $ 33,638,528.06
(b) Delinquent between 60 days and 89 days         0.61%     $ 26,214,723.36
(c) Delinquent between 90 days and 119 days        0.49%     $ 21,172,091.09
(d) Delinquent between 120 days and 149 days       0.40%     $ 17,021,807.24
(e) Delinquent between 150 days and 179 days       0.42%     $ 17,818,357.15
(f) Delinquent 180 days or greater                 0.00%     $            --
                                                   ----      ---------------
(g) Aggregate                                      2.71%     $115,865,506.90
                                                   ====      ===============

V.   Information regarding Series 2001-A

   1.   The amount of Principal Receivables in the Trust
        represented by the Invested Amount of Series 2001-A as
        of the last day of the related Monthly Period ...........             $  300,000,000.00
                                                                              -----------------
   2.   The amount of Principal Receivables in the Trust
        represented by the Adjusted Invested Amount of Series
        2001-A on the last day of the related Monthly Period ....             $  300,000,000.00
                                                                              -----------------
                                                                      NOTE
                                                                    FACTORS
   3.   The amount of Principal Receivables in the Trust
        represented by the Class A Note Principal Balance on
        the last day of the related Monthly Period ..............    1.0000   $  240,000,000.00
                                                                              -----------------
   4.   The amount of Principal Receivables in the Trust
        represented by the Class B Note Principal Balance on
        the last day of the related Monthly Period ..............    1.0000   $   28,500,000.00
                                                                              -----------------
   5.   The amount of Principal Receivables in the Trust
        represented by the Class C Note Principal Balance on
        the last day of the related Monthly Period ..............    1.0000   $   21,000,000.00
                                                                              -----------------
   6.   The amount of Principal Receivables in the trust
        represented by the Class D Note Principal Balance on
        the last day of the related Monthly Period ..............    1.0000   $   10,500,000.00
                                                                              -----------------
   7.   The Floating Investor Percentage with respect to the
        period:
   July 1, 2006 through July 19, 2006 ...........................                     7.2147408%
                                                                              -----------------
   July 20, 2006 through July 31, 2006 ..........................                     7.0397258%
                                                                              -----------------
   8.   The Fixed Investor Percentage with respect to the
        period:
   July 1, 2006 through July 19, 2006 ...........................                           N/A
                                                                              -----------------
   July 20, 2006 through July 31, 2006 ..........................                           N/A
                                                                              -----------------
   9.   The amount of Investor Principal Collections applicable
        to Series 2001-A ........................................             $   65,041,107.28
                                                                              -----------------

   10a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related
        Monthly Period ..........................................             $    3,695,333.83
                                                                              -----------------
   10b. Pursuant to Section 8.04(a) of the Master Indenture, the
        amount of Available Finance Charge Collections not on
        deposit in the Collection Account for the related
        Monthly Period ..........................................             $    1,254,065.94
                                                                              -----------------
   11.  The Investor Default Amount for the related Monthly
        Period ..................................................             $    1,041,636.96
                                                                              -----------------
   12.  The Monthly Servicing Fee for the related Monthly
        Period ..................................................             $      500,000.00
                                                                              -----------------
   13.  The excess spread amount for the related Monthly Period
        (Available Finance Charge Collections minus the sum of
        the amounts determined pursuant to subsections 4.04 (a)
        (i) - (v) and subsection 4.04 (a) (viii) of the Series
        2001-A Indenture Supplement) ............................             $    1,812,461.48
                                                                              -----------------
   14.  Trust yields for the related Monthly Period
           a. The cash yield for the related Monthly Period .....                         19.80%
                                                                              -----------------
           b. The default rate for the related Monthly Period ...                          4.17%
                                                                              -----------------
           c. The Net Portfolio Yield for the related Monthly
              Period ............................................                         15.63%
                                                                              -----------------
           d. The Base Rate for the related Monthly Period ......                          8.38%
                                                                              -----------------
           e. The Excess Spread Percentage for the related
              Monthly Period ....................................                          7.25%
                                                                              -----------------
           f. The Quarterly Excess Spread Percentage for the
              related Monthly Period ............................                          8.13%
                                                                              -----------------
                 i)   Excess Spread Percentage related to
                      Jul-06 ....................................                          7.25%
                                                                              -----------------
                 ii)  Excess Spread Percentage related to
                      Jun-06 ....................................                          7.42%
                                                                              -----------------
                 iii) Excess Spread Percentage related to
                      May-06 ....................................                          9.72%
                                                                              -----------------
   15.  Floating Rate Determinations:
   LIBOR for the Interest Period from July 20, 2006 through and
   including August 20, 2006 ....................................                       5.37813%
                                                                              -----------------
   16.  Principal Funding Account
           a. The beginning Principal Funding Account Balance
              (ending balance as of the previous Payment Date) ..             $              --
                                                                              -----------------
           b. Principal Funding Investment Proceeds for the
              related Payment Date ..............................             $              --
                                                                              -----------------
           c. Principal Funding Investment Proceeds withdrawn and
              deposited into the Collection Account to be treated
              as Available Finance Charge Collections for the
              related Payment Date ..............................             $              --
                                                                              -----------------
           d. During the Controlled Accumulation Period, the
              Monthly Principal deposited into the Prinicpal
              Funding Account ...................................             $              --
                                                                              -----------------
           e. On the earliest to occur of (a) the first Payment
              Date during the Early Amortization Period and (b)
              the Expected Final Principal Payment Date, the
              amount withdrawn for payment to the Noteholders ...             $              --
                                                                              -----------------
           f. The ending Principal Funding Account Balance on
              the related Payment Date ..........................             $              --
                                                                              =================
           g. The Accumulation Shortfall with respect to the
              related Monthly Period ............................             $              --
                                                                              -----------------
   17.  Reserve Account
           a. The beginning Reserve Account balance (ending
              balance as of the previous Payment Date) ..........             $              --
                                                                              -----------------
           b. Interest earnings on the Reserve Account ..........             $              --
                                                                              -----------------
           c. Interest earnings on the Reserve Account withdrawn
              and deposited into the Collection Account to be
              treated as Available Finance Charge Collections for
              the related Payment Date ..........................             $              --
                                                                              -----------------
           d. On each Payment Date from and after the Reserve
              Account Funding Date, the amount deposited into the
              Reserve Account pursuant to subsection 4.04(a)(vii)
              of the Series 2001-A Indenture Supplement .........             $              --
                                                                              -----------------
           e. The Reserve Draw Amount deposited into the
              Collection Account and treated as Available Finance
              Charge Collections for the related Monthly
              Period ............................................             $              --
                                                                              -----------------
           f. The Reserve Account Surplus withdrawn and deposited
              into the Cash Collateral Account ..................             $              --
                                                                              -----------------
           g. Amount withdrawn from the Reserve Account and paid
              to the holders of the Trust Beneficial Interests
              pursuant to subsection 4.10(f) of the Series 2001-A
              Indenture Supplement ..............................             $              --
                                                                              -----------------
           h. The ending Reserve Account balance on the related
              Payment Date ......................................             $              --
                                                                              =================
           i. The Required Reserve Account Amount on the related
              Payment Date ......................................             $              --
                                                                              -----------------
           j. The Available Reserve Account Amount on the related
              Payment Date ......................................             $              --
                                                                              -----------------
   18.  Cash Collateral Account
           a. The beginning Cash Collateral Account balance
              (ending balance as of the previous Payment Date) ..             $    5,250,000.00
                                                                              -----------------
           b. Investment Earnings since the preceding Payment
              Date ..............................................             $       22,716.88
                                                                              -----------------
           c. Amount withdrawn from the Cash Collateral Account
              to cover disbursements pursuant to subsections
              4.04(a)(iv) and 4.04(a)(viii) of the Series 2001-A
              Indenture Supplement ..............................             $              --
                                                                              -----------------
           d. Amount withdrawn from the Cash Collateral Account
              on the Series 2001-A Final Maturity Date for
              distributions to the Class C Noteholders and the
              Class D Noteholders ...............................             $              --
                                                                              -----------------
           e. Amount withdrawn from the Cash Collateral Account
              on the day following the occurrence of an Event of
              Default for distributions to the Class C
              Noteholders and the Class D Noteholders ...........             $              --
                                                                              -----------------
           f. Amount deposited into the Cash Collateral Account
              to cover any Cash Collateral Account Deficiency ...             $              --
                                                                              -----------------
           g. Amount withdrawn from the Cash Collateral Account
              equaled to the excess over the Required Cash
              Collateral Account Amount and paid to the
              Transferor ........................................             $       22,716.88
                                                                              -----------------
           h. Remaining Cash Collateral Account amount withdrawn
              on the date on which the Class C Note Principal
              Balance and the Class D Note Principal Balance have
              been paid in full and paid to the Transferor ......             $              --
                                                                              -----------------
           i. The ending Cash Collateral Account balance on the
              related Payment Date ..............................             $    5,250,000.00
                                                                              =================

           j. The Required Cash Collateral Account Amount on the
              related Payment Date ..............................             $    5,250,000.00
                                                                              -----------------
           k. The Available Cash Collateral Account Amount on the
              related Payment Date ..............................             $    5,250,000.00
                                                                              -----------------
   19.  Investor Charge-Offs
           a. The aggregate amount of Investor Charge-Offs for
              the related Monthly Period ........................             $              --
                                                                              -----------------
           b. The aggregate amount of Investor Charge-Offs
              reimbursed on the Payment Date ....................             $              --
                                                                              -----------------
   20.  The Monthly Principal Reallocation Amount for the related
        Monthly Period ..........................................             $              --
                                                                              -----------------

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID WEINSTOCK
                                            ------------------------------------
                                        Name: David Weinstock
                                        Title: Vice President